LEASES - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Maturities of lease liabilities
2025		$ 777
2026		767
2027		731
2028		731
2029		731
Thereafter		670
Operating lease, payments due		4,405
Less: Imputed interest		(585)
Operating lease liabilities	$ 3,528	$ 3,820	$ 4,381